INTANGIBLE ASSETS - Intangible assets by segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Composition of other intangible assets by segment
Other intangible assets	R$ 415,159	R$ 509,760	R$ 622,578	R$ 673,262
Brazil
Composition of other intangible assets by segment
Other intangible assets	161,586	175,290	220,303
Special Steel
Composition of other intangible assets by segment
Other intangible assets	115,072	158,432	156,557
South America
Composition of other intangible assets by segment
Other intangible assets	1,054	1,039	1,534
North America
Composition of other intangible assets by segment
Other intangible assets	104,794	170,936	R$ 244,184
Other
Composition of other intangible assets by segment
Other intangible assets	R$ 32,653	R$ 4,063